Schedule of Investments (unaudited)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AAR Corp.(a)	396	$15,345
Aerovironment Inc.(a)	268	26,840
Kaman Corp.	332	16,733
National Presto Industries Inc.	62	6,302
Park Aerospace Corp.	225	3,353
Triumph Group Inc.(a)	726	15,064
		83,637
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)	328	22,340
Echo Global Logistics Inc.(a)	318	9,775
Forward Air Corp.	326	29,259
Hub Group Inc., Class A(a)	403	26,590
		87,964
Airlines — 0.6%
Allegiant Travel Co.(a)	174	33,756
Hawaiian Holdings Inc.(a)	609	14,841
SkyWest Inc.(a)	600	25,842
		74,439
Auto Components — 1.3%
American Axle & Manufacturing Holdings Inc.(a)	1,362	14,097
Cooper-Standard Holdings Inc.(a)	202	5,858
Dorman Products Inc.(a)	341	35,351
Gentherm Inc.(a)	394	27,994
LCI Industries	301	39,557
Motorcar Parts of America Inc.(a)	228	5,116
Patrick Industries Inc.	266	19,418
Standard Motor Products Inc.	239	10,361
		157,752
Automobiles — 0.2%
Winnebago Industries Inc.	400	27,184

Banks — 7.3%
Allegiance Bancshares Inc.	147	5,651
Ameris Bancorp.	558	28,252
Banc of California Inc.	530	9,296
BancFirst Corp.	222	13,859
BankUnited Inc.	746	31,847
Banner Corp.	278	15,070
Berkshire Hills Bancorp. Inc.	402	11,019
Boston Private Financial Holdings Inc.	659	9,720
Brookline Bancorp. Inc.	625	9,344
Cadence BanCorp.	997	20,817
Central Pacific Financial Corp.	226	5,890
City Holding Co.	125	9,405
Columbia Banking System Inc.	574	22,133
Community Bank System Inc.	431	32,605
Customers Bancorp. Inc.(a)	232	9,046
CVB Financial Corp.	1,022	21,043
Dime Community Bancshares Inc.	420	14,120
Eagle Bancorp. Inc.	256	14,356
FB Financial Corp.	402	15,003
First BanCorp./Puerto Rico	1,263	15,055
First Bancorp./Southern Pines NC	228	9,327
First Commonwealth Financial Corp.	769	10,820
First Financial Bancorp.	778	18,384
First Hawaiian Inc.	1,553	44,012
First Midwest Bancorp. Inc.	914	18,125
Great Western Bancorp. Inc.	441	14,460
Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.	245	$4,670
Heritage Financial Corp./WA	208	5,204
Hilltop Holdings Inc.	775	28,210
Hope Bancorp. Inc.	988	14,010
Independent Bank Corp.	264	19,932
Independent Bank Group Inc.	438	32,403
Investors Bancorp. Inc.	1,802	25,697
National Bank Holdings Corp., Class A	246	9,284
NBT Bancorp. Inc.	347	12,482
OFG Bancorp.	413	9,136
Old National Bancorp./IN	1,325	23,333
Pacific Premier Bancorp. Inc.	757	32,014
Park National Corp.	169	19,844
Preferred Bank/Los Angeles CA	107	6,770
Renasant Corp.	450	18,000
S&T Bancorp. Inc.	315	9,860
Seacoast Banking Corp. of Florida	442	15,094
ServisFirst Bancshares Inc.	562	38,205
Simmons First National Corp., Class A	866	25,408
Southside Bancshares Inc.	245	9,366
Tompkins Financial Corp.	144	11,169
Triumph Bancorp. Inc.(a)	270	20,048
United Community Banks Inc./GA	694	22,215
Veritex Holdings Inc.	396	14,022
Westamerica Bancorp.	215	12,476
		867,511
Beverages — 0.6%
Celsius Holdings Inc.(a)	392	29,827
Coca-Cola Consolidated Inc.	55	22,117
MGP Ingredients Inc.	157	10,620
National Beverage Corp.	279	13,177
		75,741
Biotechnology — 1.4%
Anika Therapeutics Inc.(a)	172	7,446
Coherus Biosciences Inc.(a)	795	10,995
Cytokinetics Inc.(a)	856	16,940
Eagle Pharmaceuticals Inc./DE(a)	139	5,949
Enanta Pharmaceuticals Inc.(a)	215	9,462
Myriad Genetics Inc.(a)	918	28,072
REGENXBIO Inc.(a)	416	16,162
Spectrum Pharmaceuticals Inc.(a)	1,923	7,211
Vanda Pharmaceuticals Inc.(a)	663	14,261
Vericel Corp.(a)	553	29,033
Xencor Inc.(a)	694	23,936
		169,467
Building Products — 2.0%
AAON Inc.	488	30,544
American Woodmark Corp.(a)	203	16,583
Apogee Enterprises Inc.	308	12,545
Gibraltar Industries Inc.(a)	389	29,685
Griffon Corp.	540	13,840
Insteel Industries Inc.	231	7,427
PGT Innovations Inc.(a)	711	16,516
Quanex Building Products Corp.	398	9,886
Resideo Technologies Inc.(a)	1,713	51,390
UFP Industries Inc.	737	54,789
		243,205
Capital Markets — 1.0%
B. Riley Financial Inc.	210	15,855

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Blucora Inc.(a)	579	$10,023
BrightSphere Investment Group Inc.	710	16,635
Donnelley Financial Solutions Inc.(a)	354	11,682
Greenhill & Co. Inc.	175	2,723
Piper Sandler Cos.	172	22,284
StoneX Group Inc.(a)	199	12,074
Virtus Investment Partners Inc.	86	23,888
WisdomTree Investments Inc.	1,340	8,308
		123,472
Chemicals — 2.8%
AdvanSix Inc.(a)	333	9,943
American Vanguard Corp.	325	5,691
Balchem Corp.	387	50,798
Ferro Corp.(a)	984	21,225
FutureFuel Corp.	310	2,976
GCP Applied Technologies Inc.(a)	578	13,444
Hawkins Inc.	226	7,402
HB Fuller Co.	622	39,566
Innospec Inc.	294	26,639
Koppers Holdings Inc.(a)	252	8,152
Kraton Corp.(a)	384	12,399
Livent Corp.(a)	1,901	36,803
Quaker Chemical Corp.	158	37,476
Stepan Co.	255	30,669
Tredegar Corp.	310	4,269
Trinseo SA	461	27,586
		335,038
Commercial Services & Supplies — 2.1%
ABM Industries Inc.	799	35,436
Brady Corp., Class A, NVS	578	32,391
CoreCivic Inc.(a)	1,436	15,035
Deluxe Corp.	504	24,076
Harsco Corp.(a)	945	19,297
HNI Corp.	519	22,820
Interface Inc.	700	10,710
Matthews International Corp., Class A	378	13,593
Pitney Bowes Inc.	1,002	8,788
Team Inc.(a)	370	2,479
U.S. Ecology Inc.(a)	376	14,108
UniFirst Corp./MA	182	42,704
Viad Corp.(a)	244	12,163
		253,600
Communications Equipment — 1.2%
ADTRAN Inc.	578	11,936
Applied Optoelectronics Inc.(a)(b)	296	2,507
CalAmp Corp.(a)	423	5,380
Comtech Telecommunications Corp.	310	7,490
Digi International Inc.(a)	406	8,165
Extreme Networks Inc.(a)	1,506	16,807
Harmonic Inc.(a)	1,200	10,224
NETGEAR Inc.(a)	363	13,910
Plantronics Inc.(a)	454	18,945
Viavi Solutions Inc.(a)	2,723	48,088
		143,452
Construction & Engineering — 0.9%
Arcosa Inc.	574	33,717
Comfort Systems USA Inc.	433	34,116
Granite Construction Inc.	545	22,634
Matrix Service Co.(a)	318	3,339
Security	Shares	Value

Construction & Engineering (continued)
MYR Group Inc.(a)	201	$18,275
		112,081
Construction Materials — 0.1%
U.S. Concrete Inc.(a)	193	14,243

Consumer Finance — 0.7%
Encore Capital Group Inc.(a)	370	17,534
Enova International Inc.(a)	439	15,018
Green Dot Corp., Class A(a)	435	20,380
PRA Group Inc.(a)	547	21,043
World Acceptance Corp.(a)	46	7,371
		81,346
Containers & Packaging — 0.3%
Myers Industries Inc.	428	8,988
O-I Glass Inc.(a)	1,881	30,717
		39,705
Diversified Consumer Services — 0.2%
American Public Education Inc.(a)	222	6,292
Perdoceo Education Corp.(a)	842	10,331
Regis Corp.(a)	292	2,733
		19,356
Diversified Telecommunication Services — 0.5%
ATN International Inc.	132	6,005
Cincinnati Bell Inc.(a)	293	4,518
Cogent Communications Holdings Inc.	504	38,752
Consolidated Communications Holdings Inc.(a)	873	7,674
		56,949
Electrical Equipment — 0.5%
AZZ Inc.	298	15,430
Encore Wire Corp.	246	18,644
Powell Industries Inc.	106	3,281
Vicor Corp.(a)	254	26,858
		64,213
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries Inc.	458	51,621
Arlo Technologies Inc.(a)	968	6,553
Badger Meter Inc.	348	34,146
Bel Fuse Inc., Class B, NVS	122	1,757
Benchmark Electronics Inc.	427	12,153
CTS Corp.	386	14,344
Daktronics Inc.(a)	444	2,926
ePlus Inc.(a)	161	13,957
Fabrinet(a)	440	42,183
FARO Technologies Inc.(a)	216	16,798
Insight Enterprises Inc.(a)	421	42,104
Itron Inc.(a)	538	53,789
Knowles Corp.(a)	1,105	21,813
Methode Electronics Inc.	459	22,587
OSI Systems Inc.(a)	199	20,226
PC Connection Inc.	132	6,108
Plexus Corp.(a)	341	31,171
Rogers Corp.(a)	223	44,778
Sanmina Corp.(a)	775	30,194
ScanSource Inc.(a)	302	8,495
TTM Technologies Inc.(a)	1,190	17,017
		494,720
Energy Equipment & Services — 1.5%
Archrock Inc.	1,545	13,766
Bristow Group Inc.(a)	277	7,094

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Core Laboratories NV	553	$21,539
DMC Global Inc.(a)	223	12,535
Dril-Quip Inc.(a)	423	14,310
Helix Energy Solutions Group Inc.(a)	1,682	9,604
Helmerich & Payne Inc.	1,285	41,930
Nabors Industries Ltd.(a)	78	8,911
Oil States International Inc.(a)	730	5,731
Patterson-UTI Energy Inc.	2,237	22,236
ProPetro Holding Corp.(a)	978	8,958
RPC Inc.(a)	700	3,465
U.S. Silica Holdings Inc.(a)	888	10,265
		180,344
Entertainment — 0.1%
Marcus Corp. (The)(a)	288	6,108

Equity Real Estate Investment Trusts (REITs) — 7.2%
Acadia Realty Trust	690	15,152
Agree Realty Corp.	810	57,097
Alexander & Baldwin Inc.	862	15,792
American Assets Trust Inc.	598	22,299
Armada Hoffler Properties Inc.	718	9,542
Brandywine Realty Trust	2,035	27,900
CareTrust REIT Inc.	774	17,980
Centerspace	155	12,229
Chatham Lodging Trust(a)	580	7,465
Community Healthcare Trust Inc.	274	13,004
DiamondRock Hospitality Co.(a)	2,086	20,234
Diversified Healthcare Trust	2,846	11,896
Easterly Government Properties Inc.	999	21,059
Essential Properties Realty Trust Inc.	1,400	37,856
Four Corners Property Trust Inc.	907	25,042
Franklin Street Properties Corp.	1,151	6,054
GEO Group Inc. (The)	938	6,679
Getty Realty Corp.	445	13,862
Global Net Lease Inc.	1,136	21,016
Hersha Hospitality Trust, Class A(a)	441	4,745
Independence Realty Trust Inc.	1,217	22,186
Industrial Logistics Properties Trust	778	20,337
Innovative Industrial Properties Inc.	285	54,441
iStar Inc.	583	12,086
Kite Realty Group Trust	1,006	22,142
Lexington Realty Trust	3,307	39,519
LTC Properties Inc.	469	18,005
Mack-Cali Realty Corp.	1,029	17,647
NexPoint Residential Trust Inc.	270	14,845
Office Properties Income Trust	577	16,912
Retail Opportunity Investments Corp.	1,415	24,989
Retail Properties of America Inc., Class A	2,558	29,289
RPT Realty	969	12,578
Safehold Inc.	171	13,423
Saul Centers Inc.	154	6,999
SITE Centers Corp.	2,011	30,286
Summit Hotel Properties Inc.(a)	1,267	11,821
Tanger Factory Outlet Centers Inc.	1,201	22,639
Uniti Group Inc.	2,781	29,451
Universal Health Realty Income Trust	153	9,417
Urstadt Biddle Properties Inc., Class A	357	6,919
Washington REIT	1,007	23,161
Whitestone REIT	480	3,960
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts Inc.(a)	1,354	$25,360
		855,315
Food & Staples Retailing — 0.7%
Andersons Inc. (The)	374	11,418
Chefs’ Warehouse Inc. (The)(a)	388	12,350
PriceSmart Inc.	279	25,392
SpartanNash Co.	430	8,303
United Natural Foods Inc.(a)	671	24,814
		82,277
Food Products — 1.2%
B&G Foods Inc.	771	25,289
Calavo Growers Inc.	198	12,557
Cal-Maine Foods Inc.	446	16,150
Fresh Del Monte Produce Inc.	363	11,936
J&J Snack Foods Corp.	180	31,394
John B Sanfilippo & Son Inc.	106	9,388
Seneca Foods Corp., Class A(a)	79	4,035
Simply Good Foods Co. (The)(a)	1,004	36,656
		147,405
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	209	25,149
Northwest Natural Holding Co.	366	19,223
South Jersey Industries Inc.	1,339	34,720
		79,092
Health Care Equipment & Supplies — 3.5%
AngioDynamics Inc.(a)	454	12,317
Avanos Medical Inc.(a)	573	20,840
Cardiovascular Systems Inc.(a)	478	20,387
CONMED Corp.	347	47,688
CryoLife Inc.(a)	466	13,234
Cutera Inc.(a)	213	10,443
Glaukos Corp.(a)	551	46,741
Heska Corp.(a)	118	27,108
Inogen Inc.(a)	222	14,468
Integer Holdings Corp.(a)	393	37,021
Invacare Corp.(a)	418	3,373
Lantheus Holdings Inc.(a)	804	22,223
LeMaitre Vascular Inc.	204	12,448
Meridian Bioscience Inc.(a)	518	11,489
Merit Medical Systems Inc.(a)	587	37,955
Mesa Laboratories Inc.	58	15,728
Natus Medical Inc.(a)(b)	406	10,548
OraSure Technologies Inc.(a)	854	8,660
Orthofix Medical Inc.(a)	234	9,386
Surmodics Inc.(a)	166	9,005
Tactile Systems Technology Inc.(a)	235	12,220
Varex Imaging Corp.(a)	468	12,552
Zynex Inc.(a)	234	3,634
		419,468
Health Care Providers & Services — 3.9%
Addus HomeCare Corp.(a)	180	15,703
AMN Healthcare Services Inc.(a)	563	54,600
Community Health Systems Inc.(a)	1,483	22,897
CorVel Corp.(a)	109	14,639
Covetrus Inc.(a)	1,188	32,076
Cross Country Healthcare Inc.(a)	417	6,885
Ensign Group Inc. (The)	616	53,389
Fulgent Genetics Inc.(a)	211	19,461
Hanger Inc.(a)	460	11,629

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Joint Corp. (The)(a)	157	$13,175
Magellan Health Inc.(a)	185	17,427
MEDNAX Inc.(a)	1,027	30,964
ModivCare Inc.(a)	145	24,660
Owens & Minor Inc.	895	37,885
Pennant Group Inc. (The)(a)	304	12,434
RadNet Inc.(a)	522	17,586
Select Medical Holdings Corp.	1,285	54,304
Tivity Health Inc.(a)	453	11,918
U.S. Physical Therapy Inc.	154	17,844
		469,476
Health Care Technology — 1.3%
Allscripts Healthcare Solutions Inc.(a)	1,681	31,115
Computer Programs & Systems Inc.	152	5,051
HealthStream Inc.(a)	300	8,382
NextGen Healthcare Inc.(a)	664	11,016
Omnicell Inc.(a)	514	77,845
Simulations Plus Inc.	183	10,049
Tabula Rasa HealthCare Inc.(a)	270	13,500
		156,958
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants Inc.(a)	277	13,612
Bloomin’ Brands Inc.(a)	964	26,163
Brinker International Inc.(a)	545	33,708
Cheesecake Factory Inc. (The)(a)	549	29,745
Chuy’s Holdings Inc.(a)	237	8,831
Dave & Buster’s Entertainment Inc.(a)	569	23,101
Dine Brands Global Inc.(a)	205	18,296
El Pollo Loco Holdings Inc.(a)	228	4,170
Fiesta Restaurant Group Inc.(a)	212	2,847
Monarch Casino & Resort Inc.(a)	154	10,190
Red Robin Gourmet Burgers Inc.(a)	188	6,225
Ruth’s Hospitality Group Inc.(a)	379	8,728
Shake Shack Inc., Class A(a)	434	46,447
		232,063
Household Durables — 2.5%
Cavco Industries Inc.(a)	102	22,663
Century Communities Inc.	350	23,289
Ethan Allen Interiors Inc.	262	7,231
Installed Building Products Inc.	269	32,915
iRobot Corp.(a)	335	31,286
La-Z-Boy Inc.	551	20,409
LGI Homes Inc.(a)	262	42,428
M/I Homes Inc.(a)	348	20,417
MDC Holdings Inc.	661	33,447
Meritage Homes Corp.(a)	451	42,430
Tupperware Brands Corp.(a)	592	14,060
Universal Electronics Inc.(a)	163	7,906
		298,481
Household Products — 0.6%
Central Garden & Pet Co.(a)	116	6,140
Central Garden & Pet Co., Class A, NVS(a)	474	22,894
WD-40 Co.	163	41,775
		70,809
Industrial Conglomerates — 0.2%
Raven Industries Inc.	428	24,760

Insurance — 1.9%
Ambac Financial Group Inc.(a)	548	8,582
Security	Shares	Value

Insurance (continued)
American Equity Investment Life Holding Co.	687	$22,204
AMERISAFE Inc.	230	13,729
Assured Guaranty Ltd.	501	23,787
eHealth Inc.(a)	312	18,221
Employers Holdings Inc.	224	9,587
HCI Group Inc.	78	7,756
Horace Mann Educators Corp.	332	12,423
James River Group Holdings Ltd.	442	16,584
ProAssurance Corp.	431	9,805
Safety Insurance Group Inc.	112	8,767
SiriusPoint Ltd.(a)	901	9,073
Stewart Information Services Corp.	211	11,962
Trupanion Inc.(a)	400	46,040
United Fire Group Inc.	256	7,099
United Insurance Holdings Corp.	246	1,402
Universal Insurance Holdings Inc.	336	4,664
		231,685
Interactive Media & Services — 0.1%
QuinStreet Inc.(a)	590	10,962

Internet & Direct Marketing Retail — 0.7%
Liquidity Services Inc.(a)	324	8,246
PetMed Express Inc.	241	7,676
Shutterstock Inc.	266	26,113
Stamps.com Inc.(a)	218	43,663
		85,698
IT Services — 1.6%
CSG Systems International Inc.	392	18,495
EVERTEC Inc.	713	31,122
ExlService Holdings Inc.(a)	399	42,398
Perficient Inc.(a)	394	31,685
Sykes Enterprises Inc.(a)	474	25,454
TTEC Holdings Inc.	218	22,474
Unisys Corp.(a)	798	20,197
		191,825
Life Sciences Tools & Services — 0.7%
Luminex Corp.	524	19,283
NeoGenomics Inc.(a)	1,405	63,464
		82,747
Machinery — 5.8%
Alamo Group Inc.	118	18,016
Albany International Corp., Class A	366	32,669
Astec Industries Inc.	271	17,057
Barnes Group Inc.	556	28,495
Chart Industries Inc.(a)	423	61,893
CIRCOR International Inc.(a)	242	7,889
Enerpac Tool Group Corp.	717	19,087
EnPro Industries Inc.	246	23,899
ESCO Technologies Inc.	311	29,175
Federal Signal Corp.	721	29,006
Franklin Electric Co. Inc.	460	37,085
Greenbrier Companies Inc. (The)	392	17,083
Hillenbrand Inc.	896	39,496
John Bean Technologies Corp.	379	54,053
Lindsay Corp.	130	21,486
Lydall Inc.(a)	204	12,346
Meritor Inc.(a)	866	20,282
Mueller Industries Inc.	680	29,451
Proto Labs Inc.(a)	330	30,294

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
SPX Corp.(a)	540	$32,983
SPX FLOW Inc.	503	32,816
Standex International Corp.	146	13,857
Tennant Co.	222	17,727
Titan International Inc.(a)	602	5,105
Wabash National Corp.	620	9,920
Watts Water Technologies Inc., Class A	329	48,004
		689,174
Marine — 0.3%
Matson Inc.	518	33,152

Media — 0.9%
AMC Networks Inc., Class A(a)(b)	367	24,516
EW Scripps Co. (The), Class A	688	14,028
Gannett Co. Inc.(a)	1,606	8,817
Meredith Corp.(a)	484	21,025
Scholastic Corp.	358	13,565
TechTarget Inc.(a)	282	21,852
		103,803
Metals & Mining — 1.4%
Allegheny Technologies Inc.(a)	1,515	31,588
Arconic Corp.(a)	1,166	41,533
Carpenter Technology Corp.	572	23,006
Century Aluminum Co.(a)	598	7,708
Haynes International Inc.	152	5,378
Kaiser Aluminum Corp.	189	23,340
Materion Corp.	243	18,310
Olympic Steel Inc.	109	3,203
SunCoke Energy Inc.	985	7,033
TimkenSteel Corp.(a)	460	6,509
		167,608
Mortgage Real Estate Investment — 1.2%
Apollo Commercial Real Estate Finance Inc.	1,533	24,451
ARMOUR Residential REIT Inc.	850	9,707
Capstead Mortgage Corp.	1,157	7,104
Granite Point Mortgage Trust Inc.	441	6,505
Invesco Mortgage Capital Inc.	3,392	13,229
KKR Real Estate Finance Trust Inc.	327	7,073
New York Mortgage Trust Inc.	4,523	20,218
PennyMac Mortgage Investment Trust	1,166	24,556
Ready Capital Corp.	685	10,871
Redwood Trust Inc.	1,348	16,270
		139,984
Multi-Utilities — 0.3%
Avista Corp.	554	23,639
Unitil Corp.	180	9,535
		33,174
Multiline Retail — 0.6%
Big Lots Inc.	381	25,150
Macy’s Inc.(a)	2,493	47,267
		72,417
Oil, Gas & Consumable Fuels — 0.7%
Dorian LPG Ltd.(a)	326	4,603
Green Plains Inc.(a)	333	11,196
Par Pacific Holdings Inc.(a)	530	8,915
PBF Energy Inc., Class A(a)	1,148	17,564
Renewable Energy Group Inc.(a)	568	35,409
REX American Resources Corp.(a)	63	5,681
		83,368
Security	Shares	Value

Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	200	$5,794
Domtar Corp.(a)	598	32,866
Glatfelter Corp.	529	7,390
Mercer International Inc.	472	6,018
Neenah Inc.	200	10,034
		62,102
Personal Products — 0.9%
Edgewell Personal Care Co.	647	28,403
elf Beauty Inc.(a)	461	12,512
Inter Parfums Inc.	211	15,192
Medifast Inc.	140	39,617
USANA Health Sciences Inc.(a)	138	14,135
		109,859
Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals Inc.(a)	435	8,770
ANI Pharmaceuticals Inc.(a)	117	4,101
Cara Therapeutics Inc.(a)	511	7,292
Collegium Pharmaceutical Inc.(a)	422	9,976
Corcept Therapeutics Inc.(a)	1,250	27,500
Endo International PLC(a)	2,786	13,038
Innoviva Inc.(a)	746	10,004
Pacira BioSciences Inc.(a)	525	31,857
Phibro Animal Health Corp., Class A	241	6,960
Prestige Consumer Healthcare Inc.(a)	595	30,999
Supernus Pharmaceuticals Inc.(a)	633	19,490
		169,987
Professional Services — 1.2%
Exponent Inc.	621	55,399
Forrester Research Inc.(a)	133	6,091
Heidrick & Struggles International Inc.	233	10,380
Kelly Services Inc., Class A, NVS(a)	397	9,516
Korn Ferry	643	46,650
Resources Connection Inc.	370	5,313
TrueBlue Inc.(a)	423	11,891
		145,240
Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	288	11,195
RE/MAX Holdings Inc., Class A	226	7,533
Realogy Holdings Corp.(a)	1,386	25,253
St Joe Co. (The)	373	16,639
		60,620
Road & Rail — 0.9%
ArcBest Corp.	303	17,632
Heartland Express Inc.	578	9,901
Marten Transport Ltd.	702	11,576
Saia Inc.(a)	314	65,780
		104,889
Semiconductors & Semiconductor Equipment — 3.6%
Axcelis Technologies Inc.(a)	400	16,168
CEVA Inc.(a)	273	12,913
Cohu Inc.(a)	577	21,228
Diodes Inc.(a)	505	40,284
DSP Group Inc.(a)	268	3,966
FormFactor Inc.(a)	925	33,726
Ichor Holdings Ltd.(a)	334	17,969
Kulicke & Soffa Industries Inc.	739	45,227
MaxLinear Inc.(a)	817	34,714
Onto Innovation Inc.(a)	585	42,729
PDF Solutions Inc.(a)	352	6,399

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Photronics Inc.(a)	752	$9,934
Power Integrations Inc.	722	59,247
Rambus Inc.(a)	1,340	31,771
SMART Global Holdings Inc.(a)	162	7,724
Ultra Clean Holdings Inc.(a)	522	28,042
Veeco Instruments Inc.(a)	600	14,424
		426,465
Software — 3.4%
8x8 Inc.(a)	1,309	36,338
Agilysys Inc.(a)	245	13,933
Alarm.com Holdings Inc.(a)	539	45,653
BM Technologies Inc.	36	424
Bottomline Technologies DE Inc.(a)	469	17,391
Ebix Inc.	279	9,458
InterDigital Inc.	367	26,802
LivePerson Inc.(a)	764	48,315
MicroStrategy Inc., Class A(a)(b)	92	61,134
OneSpan Inc.(a)	402	10,267
Progress Software Corp.	524	24,235
SPS Commerce Inc.(a)	428	42,736
Vonage Holdings Corp.(a)	2,815	40,564
Xperi Holding Corp.	1,252	27,845
		405,095
Specialty Retail — 6.1%
Aaron’s Co. Inc. (The)	408	13,052
Abercrombie & Fitch Co., Class A(a)	738	34,265
America’s Car-Mart Inc./TX(a)	73	10,346
Asbury Automotive Group Inc.(a)	231	39,586
Barnes & Noble Education Inc.(a)	380	2,740
Bed Bath & Beyond Inc.(a)	1,270	42,278
Boot Barn Holdings Inc.(a)	349	29,333
Buckle Inc. (The)	345	17,164
Caleres Inc.	456	12,444
Cato Corp. (The), Class A	231	3,897
Chico’s FAS Inc.(a)	1,460	9,607
Children’s Place Inc. (The)(a)	175	16,286
Conn’s Inc.(a)	232	5,916
Designer Brands Inc. , Class A(a)	708	11,717
GameStop Corp., Class A(a)(b)	662	141,761
Genesco Inc.(a)	169	10,762
Group 1 Automotive Inc.	204	31,504
Guess? Inc.	456	12,038
Haverty Furniture Companies Inc.	202	8,638
Hibbett Inc.(a)	193	17,299
Lumber Liquidators Holdings Inc.(a)	344	7,258
MarineMax Inc.(a)	264	12,867
Monro Inc.	399	25,341
ODP Corp. (The)(a)	639	30,678
Rent-A-Center Inc./TX.	711	37,733
Sally Beauty Holdings Inc.(a)	1,345	29,684
Shoe Carnival Inc.	103	7,374
Signet Jewelers Ltd.(a)	624	50,413
Sleep Number Corp.(a)	292	32,105
Sonic Automotive Inc., Class A	279	12,482
Zumiez Inc.(a)	252	12,346
		728,914
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)	1,490	59,555
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf Inc.(a)	934	$11,993
		71,548
Textiles, Apparel & Luxury Goods — 1.4%
Fossil Group Inc.(a)	568	8,111
G-III Apparel Group Ltd.(a)(b)	519	17,054
Kontoor Brands Inc.	563	31,759
Movado Group Inc.	201	6,325
Oxford Industries Inc.	201	19,867
Steven Madden Ltd.	917	40,128
Unifi Inc.(a)	180	4,385
Vera Bradley Inc.(a)	266	3,296
Wolverine World Wide Inc.	988	33,236
		164,161
Thrifts & Mortgage Finance — 1.8%
Axos Financial Inc.(a)	615	28,530
Capitol Federal Financial Inc.	1,018	11,992
Flagstar Bancorp. Inc.	566	23,925
HomeStreet Inc.	171	6,966
Meta Financial Group Inc.	255	12,911
Mr Cooper Group Inc.(a)	812	26,845
NMI Holdings Inc., Class A(a)	1,022	22,974
Northfield Bancorp. Inc.	549	9,004
Northwest Bancshares Inc.	1,018	13,885
Provident Financial Services Inc.	721	16,504
TrustCo Bank Corp. NY	148	5,088
Walker & Dunlop Inc.	353	36,846
		215,470
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies Inc.	463	42,161
Boise Cascade Co.	469	27,366
DXP Enterprises Inc./TX(a)	211	7,026
GMS Inc.(a)	511	24,600
NOW Inc.(a)	1,316	12,489
Veritiv Corp.(a)	145	8,906
		122,548
Water Utilities — 0.6%
American States Water Co.	440	35,007
California Water Service Group	606	33,657
		68,664
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	595	28,864
Spok Holdings Inc.	213	2,049
		30,913
Total Common Stocks — 94.9%
(Cost: $10,519,928)		11,359,703

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(a)	2	20

Total Warrants — 0.0%
(Cost: $0)		20

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	246,095	246,242

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	600,000	$600,000
		846,242
Total Short-Term Investments — 7.0%
(Cost: $846,234)		846,242

Total Investments in Securities — 101.9%
(Cost: $11,366,162)		12,205,965

Other Assets, Less Liabilities — (1.9)%		(232,727)
Net Assets — 100.0%		$11,973,238

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$250,662	$—		$(4,428	)(a)	$(1)	$9	$246,242	246,095	$116	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	520,000	80,000	(a)	—		—	—	600,000	600,000	10		—
						$(1)	$9	$846,242		$126		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$196,337	$(6,980	)(c)	$190,694	1.6%
	Monthly	HSBC Bank USA N.A.(d)	02/10/23	196,788	(4,644	)(e)	191,146	1.6
	Monthly	JPMorgan Securities PLC(f)	02/08/23	193,926	(5,895	)(g)	191,413	1.6
					$(17,519)		$573,253

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,337) of net dividends and financing fees.

(e)	Amount includes $998 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(3,382) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Allegiance Bancshares Inc.	2	$77	0.0%
Ameris Bancorp.	132	6,683	3.5
BankUnited Inc.	109	4,653	2.4
Banner Corp.	64	3,469	1.8
Boston Private Financial Holdings Inc.	12	177	0.1
Brookline Bancorp. Inc.	149	2,228	1.2
Cadence BanCorp.	237	4,949	2.6
Central Pacific Financial Corp.	54	1,407	0.7
City Holding Co.	61	4,590	2.4
Columbia Banking System Inc.	157	6,054	3.2
Community Bank System Inc.	70	5,296	2.8
Customers Bancorp. Inc.	6	234	0.1
CVB Financial Corp.	492	10,130	5.3
Eagle Bancorp. Inc.	69	3,870	2.0
First Bancorp./Southern Pines NC.	62	2,536	1.3
First Commonwealth Financial Corp.	11	155	0.1
First Financial Bancorp.	184	4,348	2.3
First Midwest Bancorp. Inc.	217	4,303	2.3
Great Western Bancorp. Inc.	121	3,968	2.1
Hanmi Financial Corp.	1	19	0.0
Heritage Financial Corp./WA	5	125	0.1
Hope Bancorp Inc.	234	3,318	1.7
Independent Bank Corp.	73	5,512	2.9
National Bank Holdings Corp., Class A	59	2,227	1.2
NBT Bancorp. Inc.	93	3,345	1.8
OFG Bancorp.	8	177	0.1
Old National Bancorp./IN	315	5,547	2.9
Pacific Premier Bancorp. Inc.	179	7,570	4.0
Preferred Bank/Los Angeles CA	1	63	0.0
Renasant Corp.	9	360	0.2
S&T Bancorp. Inc.	74	2,316	1.2
Seacoast Banking Corp. of Florida	8	273	0.1
Simmons First National Corp., Class A	419	12,293	6.4
Southside Bancshares Inc.	7	268	0.1
United Community Banks Inc./GA	17	544	0.3
Veritex Holdings Inc.	8	283	0.2
Westamerica Bancorp.	51	2,960	1.6
		116,327
Consumer Finance
Green Dot Corp., Class A	11	515	0.3

Diversified Telecommunication Services
Cincinnati Bell Inc.	112	1,727	0.9

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	194	4,507	2.3
GEO Group Inc. (The)	506	3,603	1.9
		8,110
Insurance
American Equity Investment Life Holding Co.	5	162	0.1
Assured Guaranty Ltd.	245	11,633	6.1
Employers Holdings Inc.	63	2,696	1.4
Genworth Financial Inc., Class A	6,006	23,423	12.3
Horace Mann Educators Corp.	8	299	0.1
	Shares	Value	% of Basket Value
ProAssurance Corp.	116	$2,639	1.4
Safety Insurance Group Inc.	31	2,427	1.3
Stewart Information Services Corp.	54	3,061	1.6
Universal Insurance Holdings Inc.	3	42	0.0
		46,382
Multi-Utilities
Avista Corp.	7	299	0.2

Oil, Gas & Consumable Fuels
Green Plains Inc.	91	3,059	1.6

Thrifts & Mortgage Finance
HomeStreet Inc.	40	1,630	0.9
Meta Financial Group Inc.	3	152	0.1
Northfield Bancorp. Inc.	1	16	0.0
Northwest Bancshares Inc.	241	3,287	1.7
Provident Financial Services Inc.	143	3,273	1.7
TrustCo Bank Corp. NY.	42	1,444	0.8
WSFS Financial Corp.	96	4,473	2.3
		14,275
Total Reference Entity — Long		190,694

Net Value of Reference Entity — Goldman Sachs & Co.		$190,694

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of June 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Allegiance Bancshares Inc.	73	$2,806	1.5%
Ameris Bancorp.	137	6,936	3.6
Bancorp. Inc. (The)	606	13,944	7.3
BankUnited Inc.	67	2,860	1.5
Berkshire Hills Bancorp. Inc.	207	5,674	3.0
Boston Private Financial Holdings Inc.	309	4,558	2.4
Columbia Banking System Inc.	1	39	0.0
Community Bank System Inc.	32	2,421	1.3
First BanCorp./Puerto Rico	1,292	15,401	8.1
First Bancorp./Southern Pines NC.	1	41	0.0
First Commonwealth Financial Corp.	254	3,574	1.9
Great Western Bancorp. Inc.	90	2,951	1.5
Hanmi Financial Corp.	63	1,201	0.6
Heritage Financial Corp./WA	217	5,429	2.8
Independent Bank Corp.	28	2,114	1.1
Investors Bancorp. Inc.	293	4,178	2.2
National Bank Holdings Corp., Class A	1	38	0.0
NBT Bancorp. Inc.	75	2,698	1.4
OFG Bancorp.	118	2,610	1.4
Pacific Premier Bancorp. Inc.	185	7,824	4.1
Preferred Bank/Los Angeles CA	25	1,582	0.8
Renasant Corp.	208	8,320	4.3
S&T Bancorp. Inc.	79	2,473	1.3
Seacoast Banking Corp. of Florida	207	7,069	3.7
Southside Bancshares Inc.	54	2,064	1.1

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021

	Shares	Value	% of Basket Value
United Community Banks Inc./GA	145	$4,641	2.4
Veritex Holdings Inc.	183	6,480	3.4
		119,926
Commercial Services & Supplies
Pitney Bowes Inc.	722	6,332	3.3

Consumer Finance
Green Dot Corp., Class A	198	9,276	4.9

Diversified Telecommunication Services
Cincinnati Bell Inc.	1	15	0.0

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	3	66	0.0
CareTrust REIT Inc.	66	1,533	0.8
DiamondRock Hospitality Co.	411	3,987	2.1
GEO Group Inc. (The)	2	14	0.0
iStar Inc.	142	2,944	1.6
Xenia Hotels & Resorts Inc.	3	56	0.0
		8,600
Health Care Providers & Services
Magellan Health Inc.	1	94	0.1

Insurance
American Equity Investment Life Holding Co.	174	5,624	2.9
Assured Guaranty Ltd.	147	6,980	3.6
Employers Holdings Inc.	52	2,226	1.2
Horace Mann Educators Corp.	70	2,619	1.4
ProAssurance Corp.	2	46	0.0
Safety Insurance Group Inc.	26	2,035	1.1
		19,530
Mortgage Real Estate Investment
Granite Point Mortgage Trust Inc.	114	1,682	0.9
PennyMac Mortgage Investment Trust	3	63	0.0
		1,745
Multiline Retail
Macy’s Inc.	10	190	0.1

Multi-Utilities
Avista Corp.	261	11,137	5.8

Oil, Gas & Consumable Fuels
Green Plains Inc.	79	2,656	1.4

Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	258	3,039	1.6
Meta Financial Group Inc.	73	3,696	1.9
Northfield Bancorp. Inc.	1	16	0.0
Northwest Bancshares Inc.	258	3,519	1.9
TrustCo Bank Corp. NY	40	1,375	0.7
		11,645
Total Reference Entity — Long		191,146

Net Value of Reference Entity — HSBC Bank USA N.A.		$191,146

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long
Banks
Ameris Bancorp.	4	$203	0.1%
Bancorp. Inc. (The)	3	69	0.0
BankUnited Inc.	189	8,068	4.2
Banner Corp.	72	3,903	2.0
Berkshire Hills Bancorp. Inc.	1	27	0.0
Boston Private Financial Holdings Inc.	5	74	0.0
Brookline Bancorp. Inc.	160	2,392	1.3
Cadence BanCorp.	252	5,262	2.8
Central Pacific Financial Corp.	58	1,511	0.8
City Holding Co.	1	75	0.0
Columbia Banking System Inc.	123	4,743	2.5
Community Bank System Inc.	109	8,246	4.3
Customers Bancorp. Inc.	117	4,562	2.4
CVB Financial Corp.	8	165	0.1
Eagle Bancorp. Inc.	56	3,140	1.6
First BanCorp./Puerto Rico	13	155	0.1
First Bancorp./Southern Pines NC.	49	2,005	1.1
First Commonwealth Financial Corp.	112	1,576	0.8
First Financial Bancorp.	197	4,655	2.4
First Midwest Bancorp. Inc.	231	4,581	2.4
Great Western Bancorp. Inc.	4	131	0.1
Hanmi Financial Corp.	58	1,105	0.6
Hope Bancorp Inc.	250	3,545	1.9
Independent Bank Corp.	28	2,114	1.1
Investors Bancorp. Inc.	590	8,413	4.4
National Bank Holdings Corp., Class A	62	2,340	1.2
NBT Bancorp. Inc.	2	72	0.0
OFG Bancorp.	78	1,725	0.9
Old National Bancorp./IN	334	5,882	3.1
Pacific Premier Bancorp. Inc.	6	254	0.1
Preferred Bank/Los Angeles CA	28	1,772	0.9
Renasant Corp.	4	160	0.1
S&T Bancorp. Inc.	2	63	0.0
Seacoast Banking Corp. of Florida	2	68	0.0
Simmons First National Corp., Class A	6	176	0.1
Southside Bancshares Inc.	64	2,447	1.3
United Community Banks Inc./GA	178	5,698	3.0
Veritex Holdings Inc.	2	71	0.0
Westamerica Bancorp.	55	3,192	1.7
		94,640
Commercial Services & Supplies
Pitney Bowes Inc.	366	3,210	1.7

Consumer Finance
Green Dot Corp., Class A	4	187	0.1

Diversified Telecommunication Services
Cincinnati Bell Inc.	202	3,115	1.6

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	335	7,357	3.9
Agree Realty Corp.	1	70	0.0
CareTrust REIT Inc.	119	2,764	1.5
DiamondRock Hospitality Co.	7	68	0.0

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Small-Cap ETF
June 30, 2021

	Shares	Value	% of Basket Value
GEO Group Inc. (The)	8	$57	0.0
iStar Inc.	147	3,047	1.6
		13,363
Health Care Providers & Services
Magellan Health Inc.	91	8,572	4.5

Insurance
American Equity Investment Life Holding Co.	157	5,074	2.7
Assured Guaranty Ltd.	5	237	0.1
Employers Holdings Inc.	2	86	0.0
Genworth Financial Inc., Class A	31	121	0.1
Horace Mann Educators Corp.	84	3,143	1.6
James River Group Holdings Ltd.	3	113	0.1
ProAssurance Corp.	96	2,184	1.1
Stewart Information Services Corp.	55	3,118	1.6
Trupanion Inc.	1	115	0.1
		14,191
Machinery
Chart Industries Inc.	1	146	0.1

Mortgage Real Estate Investment
Granite Point Mortgage Trust Inc.	104	1,534	0.8
	Shares	Value	% of Basket Value
Multiline Retail
Macy’s Inc.	1,210	$22,942	12.0

Multi-Utilities
Avista Corp.	4	171	0.1

Oil, Gas & Consumable Fuels
Green Plains Inc.	2	67	0.0

Real Estate Management & Development
Realogy Holdings Corp.	1	18	0.0

Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	262	3,086	1.6
HomeStreet Inc.	44	1,793	0.9
Meta Financial Group Inc.	49	2,481	1.3
WSFS Financial Corp.	470	21,897	11.5

		29,257
Total Reference Entity — Long		191,413

Net Value of Reference Entity — JPMorgan Securities PLC		$191,413

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,359,279	$424	$—	$11,359,703
Warrants	20	—	—	20
Money Market Funds	846,242	—	—	846,242
	$12,205,541	$424	$—	$12,205,965

Derivative financial instruments(a)
Liabilities
Swaps	$—	(17,519)	$—	$(17,519)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Counterparty Abbreviations

HSBC	HSBC Bank PLC